Average Annual Total Returns - Pioneer Securitized Income Fund	Y 1 Year	Y SinceInception	Y InceptionDate		Y Return After Taxes on Distributions 1 Year	Y Return After Taxes on Distributions SinceInception	Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Y Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Bloomberg U.S. Securitized MBS/ABS/CMBS Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Securitized MBS/ABS/CMBS Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Securitized MBS/ABS/CMBS Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	3.49%	3.81%	Dec. 10, 2019	[1]	0.51%	0.98%	1.84%	1.60%	4.18%	4.21%	Dec. 10, 2019	[1]

[1]	Inception date of the predecessor fund’s common shares.